NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST
22.	NONCONTROLLING INTEREST

	Dongguan Super TV	Cyber Cloud	Joysee	Super Movie	Total
		(Note 22(a))	(Note 22(b))	(Note 22(c))

Balance as of January 1, 2011	$520	$—	$—	$—	$520
Capital injection	—	759	5,542	236	6,537
Transfer of noncontrolling interest	—	—	(1,822)	—	(1,822)
Net income (loss)	105	(221)	(491)	(123)	(730)
Disposal	(625)	—	—	—	(625)

Balance as of December 31, 2011	—	538	3,229	113	3,880
Net loss	—	(402)	(870)	(117)	(1,389)
Share-based compensation	—	5	21	—	26
Foreign currency translation adjustment	—	30	157	1	188

Balance as of December 31, 2012	—	171	2,537	(3)	2,705
Net loss	—	(209)	(1,626)	3	(1,832)
Share-based compensation	—	5	11	—	16
Foreign currency translation adjustment	—	2	45	—	47

Balance as of December 31, 2013	$—	$(31)	$967	$—	$936

a.	Pursuant to shareholder investment agreement, dated December 1, 2010, between Super TV and Beijing Yuewu Yuntian Software Technology Ltd. (“Yuewu Yuntian”), the parties agreed to establish Cyber Cloud, which mainly engages in research and development of cloud computing technology and operation. Super TV and Yuewu Yuntian contributed cash in the amount of $6,818 and $759, respectively, representing 90% and 10% of the equity interest in Cyber Cloud, respectively.

b.	Pursuant to an agreement, dated April 29, 2011, between Super TV and Beijing Ying Zhi Cheng Technology Co., Ltd. (“Ying Zhi Cheng Technology”), to establish Joysee in Beijing mainly engaging in the research and development of advanced digital television terminals. Super TV and Ying Zhi Cheng Technology contributed cash of $4,154 and $462, representing 90% and 10% of the equity interest in Joysee, respectively.

Pursuant to an agreement, dated May 24, 2011, among Super TV, N-S Digital TV and Ying Zhi Cheng Technology, N-S Digital TV contributed cash of $923, representing a 16.7% equity interest in Joysee.

Pursuant to an agreement, dated June 13, 2011, among Super TV, N-S Digital TV, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. (“Intel”), Intel contributed $5,080 in cash, representing a 37.5% equity interest in Joysee. Pursuant to an equity transfer agreement, dated June 13, 2011, between N-S Digital TV and Intel, Intel transferred 7.5% of its equity investment in Joysee to N-S Digital TV for a nominal consideration.

c.	Pursuant to a shareholder investment agreement, dated August 26, 2011, between Super TV and Beijing Chaoying Weichuang Technology Ltd., the parties agreed to establish Super Movie, which mainly engages in video program delivery services. Super TV and Beijing Chaoying Weichuang Technology Ltd. contributed cash at the amount of $2,111 and $236, respectively, representing 90% and 10% of the equity interest in Super Movie, respectively. On November 7, 2013, Super Movie was dissolved.